United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4018

(Investment Company Act File Number)

Federated High Yield Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/19

Date of Reporting Period: Six months ended 08/31/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
August 31, 2018
Share Class | Ticker	A | FHYAX	C | FHYCX	Institutional | FHTIX
	Service | FHYTX	R6 | FHYLX

Federated High Yield Trust
Fund Established 1984

A Portfolio of Federated High Yield Trust
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from March 1, 2018 through August 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At August 31, 2018, the Fund's index classification1 was as follows:
Index Classification	Percentage of Total Net Assets[2]
Health Care	11.0%
Cable Satellite	8.4%
Technology	7.0%
Independent Energy	5.7%
Midstream	5.2%
Packaging	4.9%
Media Entertainment	4.6%
Pharmaceuticals	4.2%
Gaming	4.0%
Wireless Communications	4.0%
Other[3]	35.7%
Federated Bank Loan Core Fund	1.9%
Cash Equivalents[4]	2.0%
Other Assets and Liabilities—Net[5]	1.4%
TOTAL	100.0%
1	Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund's Adviser.
2	As of the date specified above, the Fund owned shares of one or more affiliated investment companies. For purposes of this table, the affiliated investment company (other than an affiliated money market mutual fund) in which the Fund invested less than 10% of its net assets is listed individually in the table.
3	For purposes of this table, index classifications which constitute less than 3.5% of the Fund's total net assets have been aggregated under the designation “Other.”
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
August 31, 2018 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—87.7%
	Aerospace/Defense—1.2%
$1,625,000	Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$1,740,781
250,000	TransDigm UK Holdings PLC, Sr. Sub., Series 144A, 6.875%, 5/15/2026	257,143
1,700,000	TransDigm, Inc., 5.50%, 10/15/2020	1,706,375
850,000	TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	860,625
1,750,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	1,782,812
2,400,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	2,448,000
1,375,000	TransDigm, Inc., Sr. Sub., 6.375%, 6/15/2026	1,393,047
	TOTAL	10,188,783
	Automotive—1.8%
2,550,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	2,307,750
2,900,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.50%, 4/1/2027	2,881,875
1,700,000	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	1,806,250
2,275,000	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	2,340,406
925,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2025	927,313
1,375,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	1,295,938
275,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	275,000
1,075,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2026	1,116,656
3,025,000	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	2,881,312
	TOTAL	15,832,500
	Banking—0.5%
3,875,000	Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	4,030,000
	Building Materials—1.4%
650,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	669,500
2,175,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/15/2026	2,188,485
1,450,000	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	1,490,136
1,025,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2025	989,125
950,000	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	976,125
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Building Materials—continued
$2,300,000	Pisces Midco, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 4/15/2026	$2,369,000
3,750,000	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	3,571,875
	TOTAL	12,254,246
	Cable Satellite—8.4%
450,000	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	453,938
1,325,000	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	1,305,125
2,700,000	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	2,885,625
1,800,000	CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	1,836,000
1,450,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	1,444,562
1,300,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	1,303,250
600,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	594,000
2,975,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	2,801,052
2,400,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	2,295,000
575,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/1/2024	587,938
900,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	896,625
1,425,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	1,385,813
4,000,000	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	3,905,000
2,625,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	2,677,500
2,325,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	2,336,625
1,950,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 7.50%, 4/1/2028	2,042,625
3,550,000	Charter Communications Holdings II, 5.125%, 2/15/2023	3,563,312
500,000	Charter Communications Holdings II, 5.75%, 1/15/2024	509,915
2,350,000	DISH DBS Corp., 5.00%, 3/15/2023	2,100,312
725,000	DISH DBS Corp., 5.875%, 7/15/2022	698,719
1,875,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	1,638,281
2,500,000	DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	2,265,625
1,050,000	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	1,107,750
2,175,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	1,989,472
1,675,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	1,693,844
950,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2025	1,008,188
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$600,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	$624,750
1,050,000	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	1,093,680
1,925,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	1,958,687
2,950,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	2,950,000
4,400,000	Telenet Finance Luxembourg, Sec. Fac. Bond, Series 144A, 5.50%, 3/1/2028	4,136,000
4,250,000	Unitymedia KabelBW Gmbh, Series 144A, 6.125%, 1/15/2025	4,462,500
3,700,000	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	3,612,865
1,525,000	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	1,502,125
605,000	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	626,175
1,475,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	1,427,063
250,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	247,813
2,325,000	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	2,195,683
600,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	563,250
1,625,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	1,478,750
	TOTAL	72,205,437
	Chemicals—2.0%
1,000,000	Alpha 2 BV, Sr. Unsecd. Note, Series 144A, 8.75%, 6/1/2023	1,006,250
2,750,000	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	2,722,500
2,450,000	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	2,281,563
3,650,000	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	3,462,937
1,075,000	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	1,083,063
250,000	PQ Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2025	246,875
1,275,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2025	1,267,031
4,625,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	4,746,406
	TOTAL	16,816,625
	Construction Machinery—0.6%
2,200,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	2,102,375
1,675,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	1,714,781
750,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	750,000
325,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	335,969
	TOTAL	4,903,125
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—0.4%
$2,625,000	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	$2,592,188
1,100,000	Matthews International Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2025	1,061,500
	TOTAL	3,653,688
	Consumer Products—1.1%
350,000	Energizer Gamma Acquisition, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 7/15/2026	362,688
575,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 7/1/2025	540,500
4,300,000	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	4,321,500
1,600,000	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	1,622,480
1,875,000	Spectrum Brands, Inc., 5.75%, 7/15/2025	1,903,125
575,000	Spectrum Brands, Inc., 6.125%, 12/15/2024	590,812
	TOTAL	9,341,105
	Diversified Manufacturing—1.0%
2,515,000	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	2,546,437
600,000	JPW Industries Holding Corp., Sr. Secd. Note, Series 144A, 9.00%, 10/1/2024	610,500
2,000,000	Titan Acquisition Ltd., Sr. Unsecd. Note, Series 144A, 7.75%, 4/15/2026	1,721,900
2,000,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	2,032,500
1,675,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	1,668,719
	TOTAL	8,580,056
	Environmental—0.5%
2,800,000	Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	2,915,500
1,025,000	Wrangler Buyer Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/1/2025	994,250
	TOTAL	3,909,750
	Finance Companies—2.5%
250,000	Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	248,123
3,800,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	3,695,500
300,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	300,000
550,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/15/2026	541,062
2,275,000	Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	2,411,500
650,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	648,375
625,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.50%, 3/15/2023	619,531
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$6,750,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	$6,952,500
5,300,000	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	5,273,500
725,000	Quicken Loans, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2028	667,000
	TOTAL	21,357,091
	Food & Beverage—2.4%
3,375,000	Anna Merger Subsidiary, Inc., Series 144A, 7.75%, 10/1/2022	1,544,063
1,800,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	1,832,382
1,425,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	1,437,469
1,850,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	1,817,625
2,900,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	2,823,875
3,575,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	3,440,937
1,675,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	1,675,000
1,000,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2028	970,000
2,475,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 3/1/2027	2,450,250
2,725,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	2,759,062
	TOTAL	20,750,663
	Gaming—4.0%
1,225,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	1,257,156
2,300,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	2,426,500
375,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series WI, 6.00%, 8/15/2026	379,688
5,025,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 10/15/2025	4,817,719
1,200,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.00%, 4/1/2025	1,225,500
950,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	980,875
450,000	MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	474,188
775,000	MGM Resorts International, 6.00%, 3/15/2023	806,504
1,400,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,326,500
2,175,000	MGM Resorts International, Sr. Unsecd. Note, 5.75%, 6/15/2025	2,201,100
2,225,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	2,072,031
1,175,000	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	1,134,780
2,800,000	Pinnacle Entertainment, Inc., Sr. Unsecd. Note, 5.625%, 5/1/2024	2,954,000
2,500,000	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	2,506,250
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$4,250,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	$4,271,250
370,000	Seminole Tribe of Florida, Inc., Bond, Series 144A, 7.804%, 10/1/2020	371,850
1,225,000	Star Group Holdings BV, Sr. Unsecd. Note, Series 144A, 7.00%, 7/15/2026	1,277,062
2,050,000	Station Casinos, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	1,985,937
1,750,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	1,638,437
	TOTAL	34,107,327
	Health Care—11.0%
300,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	307,500
3,625,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	3,774,531
4,000,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	3,620,000
1,075,000	Avantor, Inc., Series 144A, 6.00%, 10/1/2024	1,093,813
2,850,000	Avantor, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 10/1/2025	2,946,188
1,150,000	CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	1,115,500
2,025,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	1,933,875
575,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, Series 144A, 8.625%, 1/15/2024	600,875
3,175,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	1,635,125
725,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/1/2026	737,688
1,575,000	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	1,606,500
500,000	HCA, Inc., 4.50%, 2/15/2027	496,250
4,550,000	HCA, Inc., 5.00%, 3/15/2024	4,663,750
1,150,000	HCA, Inc., 5.25%, 6/15/2026	1,187,375
1,225,000	HCA, Inc., 5.875%, 5/1/2023	1,289,313
3,575,000	HCA, Inc., 5.875%, 2/15/2026	3,704,594
1,350,000	HCA, Inc., Bond, 5.875%, 3/15/2022	1,437,750
1,375,000	HCA, Inc., Sr. Secd. Note, 5.25%, 4/15/2025	1,421,406
2,775,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	2,813,656
875,000	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 10/15/2025	846,563
1,625,000	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	1,610,781
1,000,000	LifePoint Health, Inc., 5.875%, 12/1/2023	1,051,510
600,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2024	625,500
5,775,000	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	5,991,562
1,700,000	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	1,823,250
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$8,750,000	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	$8,629,687
2,625,000	Polaris Intermediate Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 12/1/2022	2,720,156
4,325,000	SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	4,462,967
3,625,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	3,670,312
3,175,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 7/1/2025	3,079,750
6,375,000	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	5,562,187
550,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	525,938
850,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	841,500
1,000,000	Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	1,032,500
2,475,000	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	2,465,719
700,000	Tenet Healthcare Corp., Series 144A, 7.50%, 1/1/2022	735,658
625,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	627,344
975,000	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.625%, 7/15/2024	957,479
3,350,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	3,362,562
750,000	Tenet Healthcare Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 8/1/2025	751,406
3,300,000	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	3,621,750
2,525,000	West Street Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 9/1/2025	2,487,125
	TOTAL	93,868,895
	Health Insurance—0.3%
1,400,000	Centene Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 6/1/2026	1,448,762
700,000	Wellcare Health Plans, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 8/15/2026	722,750
	TOTAL	2,171,512
	Independent Energy—5.7%
375,000	Antero Resources Corp., Sr. Unsecd. Note, 5.00%, 3/1/2025	379,688
575,000	Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	594,579
175,000	Antero Resources Finance Corp., 5.375%, 11/1/2021	178,500
2,375,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	2,636,250
850,000	Berry Petroleum Co., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2026	881,620
1,979,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	2,033,422
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$550,000	Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	$565,813
1,900,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	1,952,250
157,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	157,589
175,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.25%, 7/15/2025	188,563
900,000	Chesapeake Energy Corp., 5.75%, 3/15/2023	877,500
581,000	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	611,502
300,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	291,000
375,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.00%, 1/15/2025	383,906
2,225,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.00%, 6/15/2027	2,258,375
3,400,000	Crownrock LP/Crownrock F, Series 144A, 5.625%, 10/15/2025	3,315,000
1,600,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	1,612,000
300,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.50%, 1/30/2026	300,750
900,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.75%, 1/30/2028	901,125
650,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.00%, 10/15/2024	645,125
1,150,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	1,144,250
825,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	845,625
475,000	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	464,313
875,000	Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2026	864,062
550,000	Laredo Petroleum, 5.625%, 1/15/2022	551,375
450,000	Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	453,375
1,396,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	1,423,920
1,125,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	1,150,312
225,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 5/1/2026	229,219
975,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	975,000
850,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.75%, 5/15/2026	827,687
600,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	598,500
575,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	582,130
1,700,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2027	1,725,500
700,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	686,000
800,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	768,000
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Independent Energy—continued
$1,842,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	$1,772,925
475,000	Range Resources Corp., Sr. Unsecd. Note, 5.00%, 3/15/2023	467,068
875,000	SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	853,125
75,000	SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	74,625
150,000	SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	154,881
1,200,000	SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	1,249,500
2,125,000	SRC Energy, Inc., Sr. Unsecd. Note, Series WI, 6.25%, 12/1/2025	2,071,875
350,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.50%, 4/1/2026	368,375
2,275,000	Southwestern Energy Co., Sr. Unsecd. Note, 7.75%, 10/1/2027	2,417,187
450,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	221,625
1,600,000	Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	716,000
1,025,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	1,037,812
175,000	WPX Energy, Inc., Sr. Unsecd. Note, 5.75%, 6/1/2026	177,188
192,000	WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	199,200
325,000	WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	370,500
1,650,000	Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	1,703,625
775,000	Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	808,906
	TOTAL	48,718,242
	Industrial - Other—0.4%
3,075,000	Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	2,936,625
875,000	KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	859,688
	TOTAL	3,796,313
	Insurance - P&C—2.7%
2,875,000	Acrisure LLC, Sr. Unsecd. Note, Series 144A, 7.00%, 11/15/2025	2,767,188
2,225,000	AmWINS Group, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 7/1/2026	2,350,156
3,075,000	AssuredPartners, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/15/2025	3,021,187
5,800,000	Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 5/1/2026	5,777,090
2,325,000	Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	2,371,500
3,725,000	NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	3,669,125
3,250,000	USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	3,241,875
	TOTAL	23,198,121
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Leisure—0.6%
$550,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	$541,750
3,875,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	3,855,625
1,050,000		Voc Escrow Ltd., Series 144A, 5.00%, 2/15/2028	1,016,747
		TOTAL	5,414,122
		Lodging—0.4%
2,125,000		Hilton Domestic Operations, Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2026	2,138,281
1,050,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2026	1,047,375
		TOTAL	3,185,656
		Media Entertainment—4.6%
1,075,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 8/1/2025	1,040,063
2,575,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	2,539,594
1,925,000		CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	1,852,812
2,450,000	[1,2]	Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	1,825,250
300,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	307,125
2,225,000		Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	2,286,187
775,000		EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	836,031
1,500,000		Gannett Co., Inc., 6.375%, 10/15/2023	1,560,000
1,400,000		Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	1,375,500
2,100,000		Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	2,105,250
825,000		Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	845,625
1,875,000		Match Group, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 12/15/2027	1,851,562
1,675,000		Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	1,711,641
2,725,000		Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	2,684,670
3,325,000		Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	3,237,054
925,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	901,875
600,000		Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	607,500
1,775,000		Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	1,752,812
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$825,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	$767,250
1,300,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	1,288,625
3,775,000	Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	3,850,500
1,675,000	Urban One, Inc., Series 144A, 7.375%, 4/15/2022	1,670,813
1,775,000	Urban One, Inc., Series 144A, 9.25%, 2/15/2020	1,766,125
900,000	WMG Acquisition Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2026	886,500
	TOTAL	39,550,364
	Metals & Mining—1.7%
2,275,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	2,181,156
3,050,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	2,943,250
3,075,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	2,854,953
800,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	818,000
1,250,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	1,276,562
500,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	507,625
975,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	1,001,813
1,100,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	1,135,750
1,975,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	2,103,375
	TOTAL	14,822,484
	Midstream—5.2%
275,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	274,313
1,275,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	1,265,437
2,750,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	2,743,125
2,050,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	2,075,625
675,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	673,313
1,850,000	CNX Midstream Partners LP/CNX Midstream Finance Corp, Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2026	1,845,375
500,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	510,625
1,900,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	2,025,875
925,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.00%, 6/30/2024	1,026,750
3,725,000	Cheniere Energy Partners, LP, Series WI, 5.25%, 10/1/2025	3,734,312
2,225,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	1,924,625
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$1,950,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	$1,794,000
1,500,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	1,342,500
3,125,000	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	3,195,312
2,750,000	NuStar Logistics, L.P., Sr. Unsecd. Note, 5.625%, 4/28/2027	2,750,000
2,200,000	Suburban Propane Partners LP, 5.50%, 6/1/2024	2,167,000
925,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	899,563
900,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	855,000
3,450,000	Summit Midstream Holdings LLC, 5.50%, 8/15/2022	3,450,000
1,875,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	1,818,750
175,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 1/15/2023	173,082
725,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2026	696,000
1,125,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2028	1,080,000
250,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	253,750
1,550,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2028	1,509,312
1,000,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	1,007,500
1,500,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	1,496,250
950,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/15/2026	974,938
317,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	328,491
325,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	307,125
	TOTAL	44,197,948
	Oil Field Services—1.6%
325,000	Apergy Corp., Series 144A, 6.375%, 5/1/2026	333,938
300,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.25%, 11/15/2024	287,250
242,864	Precision Drilling Corp., Sr. Unsecd. Note, 6.50%, 12/15/2021	247,417
1,250,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.75%, 12/15/2023	1,328,125
775,000	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 1/15/2026	799,219
1,175,000	Sesi LLC, 7.125%, 12/15/2021	1,194,094
3,150,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.75%, 9/15/2024	3,268,125
1,850,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2025	1,903,187
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Oil Field Services—continued
$1,575,000	USA Compression Partners LP, Sr. Unsecd. Note, Series 144A, 6.875%, 4/1/2026	$1,628,156
1,775,000	Weatherford International Ltd., 7.00%, 3/15/2038	1,357,875
1,475,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	1,379,125
350,000	Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	266,000
	TOTAL	13,992,511
	Packaging—4.9%
2,450,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	2,489,812
1,925,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	1,886,500
3,750,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	3,956,250
1,625,000	Berry Plastics Corp., 5.125%, 7/15/2023	1,622,969
2,125,000	Berry Plastics Corp., 5.50%, 5/15/2022	2,167,500
2,150,000	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	2,141,938
6,375,000	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	6,231,562
1,450,000	Crown Americas LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 2/1/2026	1,395,625
5,975,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	5,780,812
1,775,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 7/15/2026	1,781,656
3,125,000	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	3,210,937
850,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	842,563
2,301,631	Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	2,307,385
3,475,000	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	3,537,116
125,000	Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	136,250
2,250,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 11/1/2025	2,134,688
	TOTAL	41,623,563
	Paper—0.3%
2,575,000	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	2,375,438
	Pharmaceuticals—4.2%
875,000	Bausch Health Cos, Inc., Sec. Fac. Bond, Series 144A, 5.50%, 11/1/2025	876,094
1,150,000	Bausch Health Cos, Inc., Sr. Secd. Note, Series 144A, 7.00%, 3/15/2024	1,217,562
1,250,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	1,184,538
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Pharmaceuticals—continued
$5,325,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/15/2023	$5,110,669
5,750,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	5,369,062
650,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 7.50%, 7/15/2021	661,541
750,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 8.50%, 1/31/2027	772,500
975,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 12/15/2025	1,034,719
1,150,000	Eagle Holding Co. II LLC, Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	1,167,250
1,950,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	1,686,750
350,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	301,000
3,650,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	3,038,625
7,375,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	7,430,312
300,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	261,750
3,500,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	3,005,625
3,475,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	3,114,469
	TOTAL	36,232,466
	Refining—0.5%
3,775,000	CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	3,869,375
	Restaurants—0.9%
4,625,000	1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 5.00%, 10/15/2025	4,486,250
300,000	KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 6/1/2027	286,500
375,000	Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	370,781
975,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	975,000
1,900,000	Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	1,904,750
	TOTAL	8,023,281
	Retailers—1.1%
2,450,000	Argos Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	1,659,875
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Retailers—continued
$2,850,000	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	$2,907,000
750,000	Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 8/1/2026	757,500
2,200,000	Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	1,984,840
2,350,000	Sally Hldgs. LLC/Sally Capital, Inc., 5.625%, 12/1/2025	2,167,875
	TOTAL	9,477,090
	Supermarkets—0.6%
3,500,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.75%, 3/15/2025	3,185,000
2,100,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	2,037,000
	TOTAL	5,222,000
	Technology—7.0%
4,400,000	BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	4,503,224
2,500,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 9.75%, 9/1/2026	2,512,500
950,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2023	971,375
300,000	CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	312,000
2,725,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	2,913,711
2,100,000	Ensemble S Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	2,199,750
8,250,000	First Data Corp., Series 144A, 5.75%, 1/15/2024	8,445,937
4,375,000	Inception Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	4,317,578
2,925,000	Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	2,962,499
5,750,000	Infor US, Inc., 6.50%, 5/15/2022	5,853,327
3,225,000	Italics Merger Subsidiary, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	3,297,562
3,550,000	JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	3,673,185
975,000	NCR Corp., 6.375%, 12/15/2023	981,094
825,000	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	825,516
2,075,000	Nuance Communications, Inc., Sr. Unsecd. Note, 6.00%, 7/1/2024	2,137,250
3,075,000	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	2,855,906
1,100,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	1,161,875
1,825,000	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	2,012,063
2,000,000	TTM Technologies, Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2025	1,995,000
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$5,625,000	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	$5,484,375
400,000	Vantiv LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 11/15/2025	382,500
	TOTAL	59,798,227
	Transportation Services—0.1%
925,000	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	779,313
	Utility - Electric—2.1%
3,500,000	Calpine Corp., 5.75%, 1/15/2025	3,193,750
200,000	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	204,250
700,000	Calpine Corp., Series 144A, 5.25%, 6/1/2026	663,481
3,475,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.50%, 11/1/2021	3,618,344
2,700,000	NRG Energy, Inc., 6.25%, 5/1/2024	2,808,000
1,350,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	1,419,188
1,400,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	1,519,000
475,000	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2028	480,938
200,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 1/31/2023	195,500
1,950,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.00%, 1/31/2028	1,833,000
1,350,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	1,442,812
725,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 9/1/2026	738,811
	TOTAL	18,117,074
	Wireless Communications—4.0%
825,000	Altice France SA, Series 144A, 8.125%, 2/1/2027	839,438
300,000	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	290,250
4,825,000	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	4,477,793
375,000	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	371,719
6,225,000	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	6,139,406
2,700,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	2,686,500
3,600,000	Sprint Corp., 7.125%, 6/15/2024	3,744,000
3,400,000	Sprint Corp., 7.875%, 9/15/2023	3,667,750
2,550,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	2,712,562
1,125,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	1,184,242
400,000	Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	405,876
1,575,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.50%, 2/1/2026	1,504,125
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Wireless Communications—continued
$1,250,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 4.75%, 2/1/2028	$1,178,813
325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	335,303
925,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 4/15/2024	962,000
300,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	312,750
1,825,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	1,893,437
1,325,000		T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	1,404,089
		TOTAL	34,110,053
		TOTAL CORPORATE BONDS (IDENTIFIED COST $757,310,173)	750,474,444
		COMMON STOCKS—7.0%
		Automotive—0.5%
89,838	[2]	American Axle & Manufacturing Holdings, Inc.	1,591,031
80,710		Goodyear Tire & Rubber Co.	1,831,310
7,320		Lear Corp.	1,187,304
		TOTAL	4,609,645
		Cable Satellite—0.2%
70,440	[2]	Altice USA, Inc.	1,262,285
		Chemicals—0.2%
59,865	[2]	Axalta Coating Systems Ltd.	1,825,882
		Consumer Products—0.5%
88,450		Newell Brands, Inc.	1,921,134
53,065	[2]	Prestige Consumer Healthcare, Inc.	2,043,002
		TOTAL	3,964,136
		Food & Beverage—0.7%
53,660		Aramark	2,204,353
61,340		B&G Foods, Inc., Class A	1,959,813
22,275	[2]	Post Holdings, Inc.	2,166,466
		TOTAL	6,330,632
		Gaming—0.4%
31,010	[2]	Eldorado Resorts, Inc.	1,490,031
59,775		Gaming and Leisure Properties, Inc.	2,139,347
		TOTAL	3,629,378
		Independent Energy—0.3%
116,125	[2]	WPX Energy, Inc.	2,214,504
		Industrial - Other—0.3%
25,185	[2]	Anixter International, Inc.	1,815,838
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—continued
		Industrial - Other—continued
53,121	[2]	International Wire Group Holdings, Inc.	$1,035,860
		TOTAL	2,851,698
		Media Entertainment—0.6%
143,745		Entercom Communication Corp.	1,128,398
64,277	[2]	Gray Television, Inc.	1,121,634
45,115		Sinclair Broadcast Group, Inc.	1,306,079
597,111	[2]	Urban One, Inc.	1,313,644
		TOTAL	4,869,755
		Metals & Mining—0.2%
72,135		Teck Resources Ltd.	1,640,350
		Midstream—0.4%
92,621		Suburban Propane Partners LP	2,093,235
50,400		Sunoco LP	1,365,336
		TOTAL	3,458,571
		Packaging—0.9%
120,885		Ardagh Group SA	1,936,578
42,055	[2]	Crown Holdings, Inc.	1,800,375
30,600		Multi-Color Corp.	1,889,550
106,435	[2]	Owens-Illinois, Inc.	1,880,706
		TOTAL	7,507,209
		Paper—0.4%
141,796		Graphic Packaging Holding Co.	2,016,339
32,394		WestRock Co.	1,784,262
		TOTAL	3,800,601
		Pharmaceuticals—0.1%
18,255	[2]	Mallinckrodt PLC	629,067
		Retailers—0.4%
102,045		Hanesbrands, Inc.	1,789,869
124,687	[2]	Party City Holdco, Inc.	1,913,946
		TOTAL	3,703,815
		Technology—0.6%
21,090		CDW Corp.	1,846,640
52,456	[2]	NCR Corp.	1,490,275
97,625	[2]	TTM Technologies	1,825,588
		TOTAL	5,162,503
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	COMMON STOCKS—continued
	Utility - Electric—0.3%
67,795	Enviva Partners LP/Enviva Partners Finance Corp.	$2,169,440
	TOTAL COMMON STOCKS (IDENTIFIED COST $60,840,987)	59,629,471
	INVESTMENT COMPANIES—3.9%
1,630,538	Federated Bank Loan Core Fund	16,386,909
16,849,133	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.09%[3]	16,852,503
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $33,469,182)	33,239,412
	TOTAL INVESTMENT IN SECURITIES—98.6% (IDENTIFIED COST $851,620,342)[4]	843,343,327
	OTHER ASSETS AND LIABILITIES - NET—1.4%[5]	11,670,806
	TOTAL NET ASSETS—100%	$855,014,133
Affiliated holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2018, were as follows:
	Federated Bank Loan Core Fund	Federated Institutional Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 2/28/2018	1,585,749	12,477,115	14,062,864
Purchases/Additions	44,789	131,972,868	132,017,657
Sales/Reductions	—	(127,600,850)	(127,600,850)
Balance of Shares Held 8/31/2018	1,630,538	16,849,133	18,479,671
Value	$16,386,909	$16,852,503	$33,239,412
Change in Unrealized Appreciation/Depreciation	$(111,922)	$2,732	$(109,190)
Net Realized Gain/(Loss)	—	$(232)	$(232)
Dividend Income	$451,052	$234,695	$685,747
1	Issuer in default.
2	Non-income-producing security.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $850,823,804.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2018.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$54,387,616	$1,035,860	$—	$55,423,476
International	4,205,995	—	—	4,205,995
Debt Securities:
Corporate Bonds	—	750,474,444[1]	—	750,474,444
Investment Companies[2]	16,852,503	—	—	33,239,412
TOTAL SECURITIES	$75,446,114	$751,510,304	$—	$843,343,327
1	Includes $1,855,875 of a corporate bond transferred from Level 3 to Level 2 because observable market data was obtained for the security. This transfer represents the value of the security at the beginning of the period.
2	As permitted by U.S. generally accepted accounting principles (GAAP), Federated Bank Loan Core Fund valued at $16,386,909 is measured at fair value using the net asset value (NAV) per share practical expedient and has not been categorized in the chart above, but is included in the Total column. The amount included herein is intended to permit reconciliation of the fair value classifications to the amounts presented on the Statement of Assets and Liabilities. The price of shares redeemed in Federated Bank Loan Core Fund is the next determined NAV after receipt of a shareholder redemption request.
The following acronym is used throughout this portfolio:
MTN	—Medium Term Note
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2018	Year Ended February 28 or 29,			Period Ended 2/28/2015[1]
		2018	2017	2016
Net Asset Value, Beginning of Period	$6.80	$6.91	$6.04	$6.88	$6.90
Income From Investment Operations:
Net investment income	0.16	0.33	0.32	0.33	0.28
Net realized and unrealized gain (loss)	(0.03)	(0.11)	0.86	(0.85)	(0.02)
TOTAL FROM INVESTMENT OPERATIONS	0.13	0.22	1.18	(0.52)	0.26
Less Distributions:
Distributions from net investment income	(0.17)	(0.33)	(0.31)	(0.32)	(0.28)
Return of capital	—	—	—	—	(0.00)[2,3]
TOTAL DISTRIBUTIONS	(0.17)	(0.33)	(0.31)	(0.32)	(0.28)
Redemption Fees	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net Asset Value, End of Period	$6.76	$6.80	$6.91	$6.04	$6.88
Total Return[4]	1.90%	3.20%	19.96%	(7.79)%	3.86%
Ratios to Average Net Assets:
Net expenses	0.97%[5]	0.98%	0.98%	0.98%	0.98%[5]
Net investment income	4.84%[5]	4.73%	4.91%	5.11%	5.17%[5]
Expense waiver/reimbursement[6]	0.27%[5]	0.20%	0.14%	0.14%	0.19%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$36,225	$108,607	$132,587	$99,089	$17,781
Portfolio turnover	9%	30%	35%	37%	36%[7]
1	Reflects operations for the period from April 30, 2014 (date of initial investment) to February 28, 2015.
2	Represents a return of capital for federal income tax purposes.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended February 28, 2015.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2018	Year Ended February 28 or 29,			Period Ended 2/28/2015[1]
		2018	2017	2016
Net Asset Value, Beginning of Period	$6.80	$6.90	$6.03	$6.87	$6.90
Income From Investment Operations:
Net investment income	0.14	0.28	0.26	0.28	0.24
Net realized and unrealized gain (loss)	(0.04)	(0.10)	0.87	(0.85)	(0.03)
TOTAL FROM INVESTMENT OPERATIONS	0.10	0.18	1.13	(0.57)	0.21
Less Distributions:
Distributions from net investment income	(0.14)	(0.28)	(0.26)	(0.27)	(0.24)
Return of capital	—	—	—	—	(0.00)[2,3]
TOTAL DISTRIBUTIONS	(0.14)	(0.28)	(0.26)	(0.27)	(0.24)
Redemption Fees	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Net Asset Value, End of Period	$6.76	$6.80	$6.90	$6.03	$6.87
Total Return[4]	1.51%	2.58%	19.11%	(8.48)%	3.08%
Ratios to Average Net Assets:
Net expenses	1.72%[5]	1.72%	1.71%	1.72%	1.73%[5]
Net investment income	4.15%[5]	3.99%	4.16%	4.26%	4.46%[5]
Expense waiver/reimbursement[6]	0.11%[5]	0.09%	0.14%	0.13%	0.18%[5]
Supplemental Data:
Net assets, end of period (000 omitted)	$39,671	$45,466	$45,740	$23,870	$8,758
Portfolio turnover	9%	30%	35%	37%	36%[7]
1	Reflects operations for the period from April 30, 2014 (date of initial investment) to February 28, 2015.
2	Represents a return of capital for federal income tax purposes.
3	Represents less than $0.01.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
7	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended February 28, 2015.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2018	Year Ended February 28 or 29,				Period Ended 2/28/2014[1]
		2018	2017	2016	2015
Net Asset Value, Beginning of Period	$6.78	$6.88	$6.01	$6.85	$6.87	$6.58
Income From Investment Operations:
Net investment income	0.17	0.34	0.33	0.34	0.34	0.26
Net realized and unrealized gain (loss)	(0.04)	(0.09)	0.87	(0.84)	(0.01)	0.28
TOTAL FROM INVESTMENT OPERATIONS	0.13	0.25	1.20	(0.50)	0.33	0.54
Less Distributions:
Distributions from net investment income	(0.17)	(0.35)	(0.33)	(0.34)	(0.35)	(0.26)
Return of capital	—	—	—	—	(0.00)[2,3]	—
TOTAL DISTRIBUTIONS	(0.17)	(0.35)	(0.33)	(0.34)	(0.35)	(0.26)
Redemption Fees	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]	0.00[3]
Regulatory Settlement Proceeds[4]	—	—	—	—	—	0.01
Net Asset Value, End of Period	$6.74	$6.78	$6.88	$6.01	$6.85	$6.87
Total Return[5]	2.02%	3.60%	20.33%	(7.60)%	4.95%	8.70%[4]
Ratios to Average Net Assets:
Net expenses	0.72%[6]	0.72%	0.73%	0.73%	0.74%	0.74%[6]
Net investment income	5.15%[6]	5.00%	5.16%	5.21%	5.05%	5.32%[6]
Expense waiver/reimbursement[7]	0.13%[6]	0.10%	0.14%	0.13%	0.16%	0.27%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$353,522	$364,521	$259,501	$138,614	$81,313	$19,888
Portfolio turnover	9%	30%	35%	37%	36%	27%[8]
1	Reflects operations for the period from June 11, 2013 (date of initial investment) to February 28, 2014.
2	Represents a return of capital for federal income tax purposes.
3	Represents less than $0.01.
4	On September 9, 2013, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.12% on the total return.
5	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended February 28, 2014.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2018	Year Ended February 28 or 29,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$6.78	$6.89	$6.02	$6.86	$6.88	$6.49
Income From Investment Operations:
Net investment income	0.17	0.33	0.32	0.33	0.32	0.34
Net realized and unrealized gain (loss)	(0.04)	(0.11)	0.86	(0.85)	(0.01)	0.38
TOTAL FROM INVESTMENT OPERATIONS	0.13	0.22	1.18	(0.52)	0.31	0.72
Less Distributions:
Distributions from net investment income	(0.17)	(0.33)	(0.31)	(0.32)	(0.33)	(0.34)
Return of capital	—	—	—	—	(0.00)[1,2]	—
TOTAL DISTRIBUTIONS	(0.17)	(0.33)	(0.31)	(0.32)	(0.33)	(0.34)
Redemption Fees	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]	0.00[2]
Regulatory Settlement Proceeds[3]	—	—	—	—	—	0.01
Net Asset Value, End of Period	$6.74	$6.78	$6.89	$6.02	$6.86	$6.88
Total Return[4]	1.89%	3.20%	20.02%	(7.82)%	4.68%	11.58%[3]
Ratios to Average Net Assets:
Net expenses	0.97%[5]	0.97%	0.98%	0.98%	0.98%	0.99%
Net investment income	4.90%[5]	4.73%	4.92%	4.89%	4.69%	4.99%
Expense waiver/reimbursement[6]	0.12%[5]	0.11%	0.14%	0.12%	0.17%	0.25%
Supplemental Data:
Net assets, end of period (000 omitted)	$421,614	$470,870	$628,554	$500,561	$615,300	$613,951
Portfolio turnover	9%	30%	35%	37%	36%	27%
1	Represents a return of capital for federal income tax purposes.
2	Represents less than $0.01.
3	On September 9, 2013, the Fund received a residual distribution from a regulatory settlement which had an impact of 0.12% on the total return.
4	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2018	Period Ended 2/28/2018[1]
Net Asset Value, Beginning of Period	$6.78	$6.87
Income From Investment Operations:
Net investment income	0.17	0.30
Net realized and unrealized gain (loss)	(0.04)	(0.10)
TOTAL FROM INVESTMENT OPERATIONS	0.13	0.20
Less Distributions:
Distributions from net investment income	(0.17)	(0.29)
Redemption Fees	0.00[2]	0.00[2]
Net Asset Value, End of Period	$6.74	$6.78
Total Return[3]	2.03%	2.98%
Ratios to Average Net Assets:
Net expenses	0.71%[4]	0.71%[4]
Net investment income	5.20%[4]	5.11%[4]
Expense waiver/reimbursement[5]	0.04%[4]	0.02%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$3,983	$2,175
Portfolio turnover	9%	30%[6]
1	Reflects operations for the period from April 27, 2017 (date of initial investment) to February 28, 2018. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended February 28, 2018.
See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities
August 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $33,239,412 of investment in affiliated holdings (identified cost $851,620,342)		$843,343,327
Income receivable		12,693,458
Income receivable from affiliated holdings		79,008
Receivable for investments sold		524,363
Receivable for shares sold		651,473
TOTAL ASSETS		857,291,629
Liabilities:
Payable for investments purchased	$79,008
Payable for shares redeemed	1,663,418
Bank overdraft	2,530
Income distribution payable	106,050
Payable for investment adviser fee (Note 5)	12,979
Payable for administrative fees (Note 5)	1,873
Payable for transfer agent fee	176,098
Payable for Directors'/Trustees' fees (Note 5)	257
Payable for distribution services fee (Note 5)	25,495
Payable for other service fees (Notes 2 and 5)	111,632
Accrued expenses (Note 5)	98,156
TOTAL LIABILITIES		2,277,496
Net assets for 126,846,473 shares outstanding		$855,014,133
Net Assets Consist of:
Paid-in capital		$857,406,239
Net unrealized depreciation		(8,277,015)
Accumulated net realized gain		4,140,361
Undistributed net investment income		1,744,548
TOTAL NET ASSETS		$855,014,133
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($36,225,084 ÷ 5,359,743 shares outstanding), no par value, unlimited shares authorized	$6.76
Offering price per share (100/95.50 of $6.76)	$7.08
Redemption proceeds per share (98.00/100 of $6.76)	$6.62
Class C Shares:
Net asset value per share ($39,670,720 ÷ 5,870,946 shares outstanding), no par value, unlimited shares authorized	$6.76
Offering price per share	$6.76
Redemption proceeds per share (97.00/100 of $6.76)	$6.56
Institutional Shares:
Net asset value per share ($353,521,599 ÷ 52,487,226 shares outstanding), no par value, unlimited shares authorized	$6.74
Offering price per share	$6.74
Redemption proceeds per share (98.00/100 of $6.74)	$6.61
Service Shares:
Net asset value per share ($421,613,852 ÷ 62,538,002 shares outstanding), no par value, unlimited shares authorized	$6.74
Offering price per share	$6.74
Redemption proceeds per share (98.00/100 of $6.74)	$6.61
Class R6 Shares:
Net asset value per share ($3,982,878 ÷ 590,556 shares outstanding), no par value, unlimited shares authorized	$6.74
Offering price per share	$6.74
Redemption proceeds per share (98.00/100 of $6.74)	$6.61
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended August 31, 2018 (unaudited)
Investment Income:
Interest			$26,302,891
Dividends (including $685,747 received from affiliated holdings* and net of foreign taxes withheld of $6,435)			1,490,525
TOTAL INCOME			27,793,416
Expenses:
Investment adviser fee (Note 5)		$2,839,626
Administrative fee (Note 5)		379,321
Custodian fees		23,366
Transfer agent fee (Note 2)		576,043
Directors'/Trustees' fees (Note 5)		5,491
Auditing fees		18,158
Legal fees		6,540
Portfolio accounting fees		95,320
Distribution services fee (Note 5)		158,884
Other service fees (Notes 2 and 5)		723,646
Share registration costs		59,972
Printing and postage		40,935
Miscellaneous (Note 5)		23,551
TOTAL EXPENSES		4,950,853
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(172,616)
Reimbursement of other operating expenses (Notes 2 and 5)	(454,859)
TOTAL WAIVER AND REIMBURSEMENTS		(627,475)
Net expenses			4,323,378
Net investment income			23,470,038
Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions:
Net realized gain on investments (including net realized loss of $(232) on sales of investments in affiliated holdings*)			8,386,161
Net realized gain on foreign currency transactions			603
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $(109,190) on investments in affiliated holdings*)			(14,658,628)
Net realized and unrealized loss on investments and foreign currency transactions			(6,271,864)
Change in net assets resulting from operations			$17,198,174
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 8/31/2018	Year Ended 2/28/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$23,470,038	$49,883,330
Net realized gain	8,386,764	17,267,992
Net change in unrealized appreciation/depreciation	(14,658,628)	(33,234,748)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	17,198,174	33,916,574
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(1,742,160)	(5,653,690)
Class C Shares	(877,635)	(1,902,559)
Institutional Shares	(9,169,922)	(17,005,498)
Service Shares	(11,583,033)	(25,676,217)
Class R6 Shares	(72,144)	(30,838)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(23,444,894)	(50,268,802)
Share Transactions:
Proceeds from sale of shares	139,834,230	359,598,907
Net asset value of shares issued to shareholders in payment of distributions declared	22,767,351	48,875,415
Cost of shares redeemed	(293,026,811)	(467,015,466)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(130,425,230)	(58,541,144)
Redemption Fees	46,318	151,851
Change in net assets	(136,625,632)	(74,741,521)
Net Assets:
Beginning of period	991,639,765	1,066,381,286
End of period (including undistributed net investment income of $1,744,548 and $1,719,404, respectively)	$855,014,133	$991,639,765
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
August 31, 2018 (unaudited)
1. ORGANIZATION
Federated High Yield Trust (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. On February 22, 2016, the Fund became a portfolio of a trust with the same name, Federated High Yield Trust (the “Trust”). The Trust consists of two portfolios. The financial statements included herein are only those of the Fund, a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
Effective April 27, 2017, the Fund began offering Class R6 Shares.
Effective August 1, 2018, an automatic conversion feature for Class C Shares was implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with GAAP.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar
Semi-Annual Shareholder Report

securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value
Semi-Annual Shareholder Report

will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $627,475 is disclosed in various locations in this Note 2 and Note 5.
For the six months ended August 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$93,397	$(85,377)
Class C Shares	20,684	(15,196)
Institutional Shares	208,932	(167,209)
Service Shares	252,842	(187,077)
Class R6 Shares	188	–
TOTAL	$576,043	$(454,859)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended August 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$90,320
Class C Shares	52,389
Service Shares	580,937
TOTAL	$723,646
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2018, the Fund did not have a liability for any uncertain tax positions. The
Semi-Annual Shareholder Report

Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts for the delayed-delivery of securities or foreign currency exchange transactions. The Fund enters into foreign exchange contracts to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At August 31, 2018, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Semi-Annual Shareholder Report

Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 8/31/2018		Year Ended 2/28/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	768,314	$5,177,400	3,652,300	$25,161,174
Shares issued to shareholders in payment of distributions declared	252,499	1,697,675	804,408	5,557,706
Shares redeemed	(11,628,439)	(78,083,972)	(7,680,018)	(52,886,684)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(10,607,626)	$(71,208,897)	(3,223,310)	$(22,167,804)

	Six Months Ended 8/31/2018		Year Ended 2/28/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	197,060	$1,327,542	1,719,071	$11,844,009
Shares issued to shareholders in payment of distributions declared	129,864	873,539	274,154	1,892,649
Shares redeemed	(1,145,038)	(7,718,504)	(1,929,073)	(13,293,909)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(818,114)	$(5,517,423)	64,152	$442,749
Semi-Annual Shareholder Report

	Six Months Ended 8/31/2018		Year Ended 2/28/2018
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	5,993,457	$40,286,149	30,821,265	$211,740,741
Shares issued to shareholders in payment of distributions declared	1,342,181	8,999,527	2,420,496	16,657,431
Shares redeemed	(8,651,094)	(58,126,901)	(17,150,121)	(117,759,102)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(1,315,456)	$(8,841,225)	16,091,640	$110,639,070

	Six Months Ended 8/31/2018		Year Ended 2/28/2018
Service Shares:	Shares	Amount	Shares	Amount
Shares sold	13,610,397	$91,194,463	15,808,165	$108,646,032
Shares issued to shareholders in payment of distributions declared	1,658,707	11,124,577	3,591,578	24,736,803
Shares redeemed	(22,168,610)	(148,980,830)	(41,217,195)	(283,047,080)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	(6,899,506)	$(46,661,790)	(21,817,452)	$(149,664,245)

	Six Months Ended 8/31/2018		Period Ended 2/28/2018[1]
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	276,598	$1,848,676	320,252	$2,206,951
Shares issued to shareholders in payment of distributions declared	10,723	72,033	4,487	30,826
Shares redeemed	(17,309)	(116,604)	(4,195)	(28,691)
NET CHANGE RESULTING FROM CLASS R6 SHARES TRANSACTIONS	270,012	$1,804,105	320,544	$2,209,086
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(19,370,690)	$(130,425,230)	(8,564,426)	$(58,541,144)
1	Reflects operations for the period from April 27, 2017 (date of initial investment) to February 28, 2018.
Redemption Fees
The Fund imposes a 2.00% redemption fee to shareholders of the Fund's Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares who redeem shares held for 90 days or less. Shares acquired by reinvestment of dividends or distributions of the Fund, or purchased pursuant to the Systematic Investment Program or withdrawn pursuant to the Systematic Withdrawal Program, will not be subject to the redemption fee. All redemption fees are recorded by the Fund as additions to paid-in capital. For the six months ended August 31, 2018, the redemption fees for the Fund's Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares amounted to $4,289, $2,080, $17,285, $22,540, and $124, respectively. For the year ended February 28, 2018, the redemption fees for the Fund's Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares amounted to $17,370, $6,874, $47,800, $79,728 and $79, respectively.
Semi-Annual Shareholder Report

4. FEDERAL TAX INFORMATION
At August 31, 2018, the cost of investments for federal tax purposes was $850,823,804. The net unrealized depreciation of investments for federal tax purposes was $7,480,477. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $20,462,312 and net unrealized depreciation from investments for those securities having an excess of cost over value of $27,942,789.
At February 28, 2018, the Fund had a capital loss carryforward of $6,032,502 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
2019	$6,032,502	NA	$6,032,502
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended August 31, 2018, the Adviser voluntarily waived $165,076 of its fee and voluntarily reimbursed $454,859 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended August 31, 2018, the Adviser reimbursed $7,540.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Semi-Annual Shareholder Report

Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$158,884
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended August 31, 2018, FSC retained $30,160 of fees paid by the Fund. For the six months ended August 31, 2018, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended August 31, 2018, FSC retained $3,049 in sales charges from the sale of Class A Shares. FSC also retained $48 and $2,353 of CDSC relating to redemptions of Class A Shares and Class C Shares, respectively.
Semi-Annual Shareholder Report

Other Service Fees
For the six months ended August 31, 2018, FSSC received $13,375 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Institutional Shares, Service Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.97%, 1.72%, 0.72%, 0.97% and 0.71% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the six months ended August 31, 2018, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $9,797 and $1,591,734, respectively.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2018, were as follows:
Purchases	$80,825,596
Sales	$214,017,873
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of August 31, 2018, the Fund had no outstanding loans. During the six months ended August 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2018, there were no outstanding loans. During the six months ended August 31, 2018, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption/exchange fees; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2018 to August 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption/exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 3/1/2018	Ending Account Value 8/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,019.00	$4.94
Class C Shares	$1,000	$1,015.10	$8.74
Institutional Shares	$1,000	$1,020.20	$3.67
Service Shares	$1,000	$1,018.90	$4.94
Class R6 Shares	$1,000	$1,020.30	$3.62
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.30	$4.94
Class C Shares	$1,000	$1,016.50	$8.74
Institutional Shares	$1,000	$1,021.60	$3.67
Service Shares	$1,000	$1,020.30	$4.94
Class R6 Shares	$1,000	$1,021.60	$3.62
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	0.97%
Class C Shares	1.72%
Institutional Shares	0.72%
Service Shares	0.97%
Class R6 Shares	0.71%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated High Yield Trust (the “Fund”)
At its meetings in May 2018, the Fund's Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Trustees, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
Semi-Annual Shareholder Report

research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Trustees were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Trustees encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Trustees without management present, senior management of the Adviser also met with the Independent Trustees and their counsel to discuss the materials presented and such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
Semi-Annual Shareholder Report

reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
The CCO noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting
Semi-Annual Shareholder Report

and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover,
Semi-Annual Shareholder Report

the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Semi-Annual Shareholder Report

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated High Yield Trust
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314197302
CUSIP 314197401
CUSIP 314197203
CUSIP 314197104
CUSIP 314197807
8092705 (10/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated High Yield Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 24, 2018